Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2017
Registrant Name	MFS SERIES TRUST XVI
Central Index Key	0000063067
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 17, 2017
Prospectus Date	Jan. 18, 2017
MFS® Prudent Investor Fund | A
Prospectus:
Trading Symbol	FPPAX
MFS® Prudent Investor Fund | B
Prospectus:
Trading Symbol	FPPDX
MFS® Prudent Investor Fund | C
Prospectus:
Trading Symbol	FPPEX
MFS® Prudent Investor Fund | I
Prospectus:
Trading Symbol	FPPJX
MFS® Prudent Investor Fund | R1
Prospectus:
Trading Symbol	FPPRX
MFS® Prudent Investor Fund | R2
Prospectus:
Trading Symbol	FPPSX
MFS® Prudent Investor Fund | R3
Prospectus:
Trading Symbol	FPPQX
MFS® Prudent Investor Fund | R4
Prospectus:
Trading Symbol	FPPUX
MFS® Prudent Investor Fund | R6
Prospectus:
Trading Symbol	FPPVX